Related Party Transactions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Office sharing and occupancy costs	$ 0	$ 64,741
Costs		75,214	$ 64,741
Related Party [Member]
Related Party Transactions [Line Items]
Note payable			2,604,713
Director [Member]
Related Party Transactions [Line Items]
Accounts payable and accrued liabilities	$ 0	$ 177,500	$ 304,623